Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
19. Property, Plant and Equipment
Regulated and Non-Regulated Assets
Property, plant and equipment consisted of the following regulated and non-regulated assets:

As at		December 31	December 31
millions of Canadian dollars	Estimated useful life	2019 (1)	2018
Generation (2)	3 to 131	$11,181	$11,092
Transmission	11 to 80	2,318	3,047
Distribution	4 to 80	5,820	6,348
Gas transmission and distribution	7 to 85	3,546	3,398
General plant and other	2 to 60	2,006	2,158
Total cost		24,871	26,043
Less: Accumulated depreciation (2)		(8,295)	(8,567)
		16,576	17,476
Construction work in progress		1,591	1,236
Net book value		$18,167	$18,712
(1) Excludes Emera Maine balances classified as held for sale as at December 31, 2019. Refer to the note 4 for further details.
(2) On March 29, 2019, the Company sold its NEGG facilities. As of December 31, 2018, the Company classified these assets as held for sale on the Consolidated Balance Sheets. Refer to note 4 for additional information.